SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Schedule of Operations by Geographic Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 20,025	$ 28,340	$ 29,703
Property and equipment, net	1,165	888	616
Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	5,681	20,425	24,083
Property and equipment, net	0	0	0
European countries [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,211	1,325	3,901
Property and equipment, net	0	0	0
South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,803	1,420	1,479
Property and equipment, net	0	0	0
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,888	121	126
Property and equipment, net	122	14	16
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	724	161	50
Property and equipment, net	1,043	874	600
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	675	0	0
Property and equipment, net	0
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	43	109	64
Property and equipment, net	$ 0	$ 0	$ 0